Fees Summary	Jan. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 976,300,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	134,827.03
Total Offset Amount	0.00
Net Fee	$ 121,017.03